LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED DECEMBER 19, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION,

DATED MARCH 31, 2016, OF

QS U.S. LARGE CAP EQUITY FUND

The information in this supplement is effective as of December 19, 2016.

The following language replaces the information in the section of the fund’s Statement of Additional Information titled “Investment Management and Other Services — Portfolio Managers — Other Accounts Managed by the Portfolio Managers”:

Portfolio Managers

The following tables set forth certain additional information with respect to the portfolio managers for the fund. Unless noted otherwise, all information is provided as of November 30, 2015.

Other Accounts Managed by the Portfolio Managers

The table below identifies the portfolio managers, the number of accounts (other than the fund) for which each portfolio manager has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, other accounts and, if applicable, the number of accounts and total assets in the accounts where fees are based on performance.

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance Based ($)
Stephen A. Lanzendorf, CFA	Registered investment companies	12	4.23 billion	None	None
	Other pooled investment vehicles	6	329.81 million	None	None
	Other accounts	26	2.92 billion	4	92.42 million

Russell Shtern, CFA*	Registered investment companies	12	1.68 billion	None	None
	Other pooled investment vehicles	3	214.3 million	None	None
	Other accounts	199	1.95 billion	3	51.7 million

Jacqueline Hurley, CFA*	Registered investment companies	2	37.9 million	None	None
	Other pooled investment vehicles	None	None	None	None
	Other accounts	13	1.52 billion	3	51.7 million

*	Information is provided as of October 31, 2016.

Portfolio Manager Securities Ownership

The table below identifies ownership of equity securities of the fund by the portfolio managers responsible for the day-to-day management of the fund as of November 30, 2015, unless otherwise noted.

Portfolio Manager	Dollar Range of Ownership of Securities ($)
Stephen A. Lanzendorf, CFA	None
Russell Shtern, CFA*	None
Jacqueline Hurley, CFA*	None

*	Information is provided as of October 31, 2016.

Please retain this supplement for future reference.

QSIN325725